Fair value of financial instruments - Narrative (Details) £ in Millions	12 Months Ended
	Dec. 31, 2023 GBP (£)	Dec. 31, 2022 GBP (£)
Disclosure of detailed information about financial instruments [line items]
Deposits at amortised cost from banks	£ 538,789	£ 545,782
Brokered certificates of deposit
Disclosure of detailed information about financial instruments [line items]
Deposits at amortised cost from banks	5,162	5,197
Derivative credit valuation adjustments
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) in derivative value due to adjustments	110
Fair value adjustments	(209)
Level 3 | Exit price adjustments derived from market bid-offer spreads
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) in derivative value due to adjustments	8
Fair value adjustments	(569)	(577)
Level 3 | Uncollateralised derivative funding
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) in derivative value due to adjustments	7
Fair value adjustments	(4)	(11)
Level 3 | Derivative credit valuation adjustments
Disclosure of detailed information about financial instruments [line items]
Fair value adjustments	(209)	(319)
Level 3 | Derivative debit valuation adjustments
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) in derivative value due to adjustments	64
Fair value adjustments	144	208
Top of range | Level 3
Disclosure of detailed information about financial instruments [line items]
Favorable changes	1,290	1,076
Unfavorable changes	£ 1,633	£ 1,328
Education, social housing, and local authority porfolio | Level 3
Disclosure of detailed information about financial instruments [line items]
Fixed rate loan notional amount concentrated towards bottom of range, percentage	98.00%
Education, social housing, and local authority porfolio | Level 3 | Loan spread | Maximum
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.0200
Education, social housing, and local authority porfolio | Bottom of range | Level 3 | Loan spread
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.0040	0.0050
Education, social housing, and local authority porfolio | Top of range | Level 3 | Loan spread
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.0307	0.0589
Financial instruments at fair value | Level 3
Disclosure of detailed information about financial instruments [line items]
Difference between inital FV and transaction price to be recognised in profit or loss	£ 205	£ 126
Difference between inital FV and transaction price to be recognised in profit or loss, Additions	(136)	59
Difference between inital FV and transaction price to be recognised in profit or loss, amortisation and releases	57	66
Financial instruments at amortised cost | Level 3
Disclosure of detailed information about financial instruments [line items]
Difference between inital FV and transaction price to be recognised in profit or loss	192	216
Difference between inital FV and transaction price to be recognised in profit or loss, Additions	0	0
Difference between inital FV and transaction price to be recognised in profit or loss, amortisation and releases	£ 24	£ 14